SHARE-BASED COMPENSATION - Employee compensation expense (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	$ 6,400		$ 400
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense		$ 3,119	1,278
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense		1,890	1,248
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense		689	565
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense		(52)	(502)
General and administrative expense | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense		$ 592	$ (33)